CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 31,160,340	$ 26,350,814
Accounts payable	1,573,620	327,140
Accrued payroll and welfare expenses	41,727,577	45,691,874
Income tax payable	66,147,522	66,814,874
Other tax payable	16,678,264	31,930,296
Amounts due to related parties	1,581,349	10,214,007
Advance from customers and deferred revenue	5,058,212	5,703,085
Liability for accrued marketing and advertising expenses	9,355,409	3,914,990
Liability for unpaid consideration for acquiring non-controlling interest		7,338,593
Other current liabilities	8,516,123	7,672,494
Deferred tax liabilities	$ 18,869,374	$ 22,997,731
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	135,503,958	134,930,870
Common stock, shares outstanding	135,503,958	134,930,870
Consolidated VIEs without recourse
Accounts payable	$ 1,573,620	$ 327,140
Accrued payroll and welfare expenses	29,742,853	34,784,706
Income tax payable	29,890,262	27,599,392
Other tax payable	13,360,481	17,268,065
Amounts due to related parties	1,581,349	1,418,096
Advance from customers and deferred revenue	4,960,924	5,366,944
Liability for accrued marketing and advertising expenses	6,271,191	733,473
Liability for unpaid consideration for acquiring non-controlling interest	0	7,338,593
Other current liabilities	6,809,176	6,340,375
Deferred tax liabilities	$ 533,401	$ 523,874